Risk management policies - Committed Facilities (Details) € in Millions, £ in Millions	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of detailed information about borrowings [line items]
Bond amount			£ 6,600.0
Bonds issued, undiscounted cash flows			6,564.3
Drawn down facilities			4,495.3
Undrawn committed credit facilities			2,069.0	£ 1,847.5	£ 2,023.2
£ bonds £400m (2.875% 2046)
Disclosure of detailed information about borrowings [line items]
Bond amount	$ 400,000,000		£ 400.0
Average interest rate	2.875%	2.875%	2.875%
Bonds issued, undiscounted cash flows			£ 400.0
US bond $220m (5.625% 2043)
Disclosure of detailed information about borrowings [line items]
Bond amount | $	$ 220,000,000
Average interest rate	5.625%	5.625%	5.625%
Bonds issued, undiscounted cash flows			£ 181.9
US bond $93m (5.125% 2042)
Disclosure of detailed information about borrowings [line items]
Bond amount | $	$ 93,000,000
Average interest rate	5.125%	5.125%	5.125%
Bonds issued, undiscounted cash flows			£ 76.8
£ bonds £250m (3.75% 2032)
Disclosure of detailed information about borrowings [line items]
Bond amount			£ 250.0
Average interest rate	3.75%	3.75%	3.75%
Bonds issued, undiscounted cash flows			£ 250.0
Eurobonds €600m (1.625% 2030)
Disclosure of detailed information about borrowings [line items]
Bond amount | €		€ 600
Average interest rate	1.625%	1.625%	1.625%
Bonds issued, undiscounted cash flows			£ 531.2
Eurobonds €750m (2.375% 2027)
Disclosure of detailed information about borrowings [line items]
Bond amount | €		€ 750
Average interest rate	2.375%	2.375%	2.375%
Bonds issued, undiscounted cash flows			£ 664.0
Eurobonds €750m (2.25% 2026)
Disclosure of detailed information about borrowings [line items]
Bond amount | €		€ 750
Average interest rate	2.25%	2.25%	2.25%
Bonds issued, undiscounted cash flows			£ 664.0
Bank revolver ($2,500m 2026)
Disclosure of detailed information about borrowings [line items]
Bond amount | $	$ 2,500,000,000
Bonds issued, undiscounted cash flows			£ 2,069.0
Eurobonds €500m (1.375% 2025)
Disclosure of detailed information about borrowings [line items]
Bond amount | €		€ 500
Average interest rate	1.375%	1.375%	1.375%
Bonds issued, undiscounted cash flows			£ 442.7
US bond $750m (3.75% 2024)
Disclosure of detailed information about borrowings [line items]
Bond amount | $	$ 750,000,000
Average interest rate	3.75%	3.75%	3.75%
Bonds issued, undiscounted cash flows			£ 620.7
Eurobonds €750m (3.0% 2023)
Disclosure of detailed information about borrowings [line items]
Bond amount | €		€ 750
Average interest rate	3.00%	3.00%	3.00%
Bonds issued, undiscounted cash flows			£ 664.0
2023
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			664.0
Drawn down facilities			664.0
2023 | Eurobonds €750m (3.0% 2023)
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			664.0
2024
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			620.7
Drawn down facilities			620.7
2024 | US bond $750m (3.75% 2024)
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			620.7
2025
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			442.7
Drawn down facilities			442.7
2025 | Eurobonds €500m (1.375% 2025)
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			442.7
2026
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			2,733.0
Drawn down facilities			664.0
2026 | Eurobonds €750m (2.25% 2026)
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			664.0
2026 | Bank revolver ($2,500m 2026)
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			2,069.0
2027
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			2,103.9
Drawn down facilities			2,103.9
2027 | £ bonds £400m (2.875% 2046)
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			400.0
2027 | US bond $220m (5.625% 2043)
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			181.9
2027 | US bond $93m (5.125% 2042)
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			76.8
2027 | £ bonds £250m (3.75% 2032)
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			250.0
2027 | Eurobonds €600m (1.625% 2030)
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			531.2
2027 | Eurobonds €750m (2.375% 2027)
Disclosure of detailed information about borrowings [line items]
Bonds issued, undiscounted cash flows			£ 664.0